Commitments and Contingencies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2023 shares	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 27, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Contract terminate		¥ 1,000,000
Payment of penalty (in Shares) | shares	2,180,000
Prepayment loan (in Dollars) | $							$ 40
Amount pay				¥ 278,707
Hebei Defense Biological Products Supply Center [Member]
Commitments and Contingencies (Details) [Line Items]
Payment amount						¥ 2,465,807
Compensation received						1,636,755
Balance compensation						¥ 829,052
Shenyang Haoyu Landscape Engineering Co., Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Payment amount			¥ 73,601
YS Group [Member]
Commitments and Contingencies (Details) [Line Items]
Payment amount			¥ 73,601
Chaoyang Center for Disease Control and Prevention [Member]
Commitments and Contingencies (Details) [Line Items]
Payment amount					¥ 416,900
Compensation received					380,000
Balance compensation					¥ 36,900